Provisions - Schedule of other provisions by type of provision (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	€ 8,407	€ 8,441	€ 8,149	€ 9,583
Other provisions
Disclosure of other provisions [line items]
Provisions	5,051	4,634	4,073	€ 4,423
Provisions for taxes
Disclosure of other provisions [line items]
Provisions	727	745	679
Legal proceedings provision
Disclosure of other provisions [line items]
Provisions	1,532	1,359	1,094
Provision for customer remediation
Disclosure of other provisions [line items]
Provisions	1,001	454	349
Provision for restructuring
Disclosure of other provisions [line items]
Provisions	589	596	641
Other
Disclosure of other provisions [line items]
Provisions	744	869	1,009
Brazil | Other provisions
Disclosure of other provisions [line items]
Provisions	1,445	1,618	1,243
Brazil | Provisions for employment-related proceedings (Brazil)
Disclosure of other provisions [line items]
Provisions	€ 458	€ 611	€ 301